Submission	Sep. 12, 2024
Submission [Line Items]
Central Index Key	0001590750
Registrant Name	Viridian Therapeutics, Inc.\DE
Registration File Number	333-267351
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES